Earnings/(Loss) per share (Details) - shares		3 Months Ended		6 Months Ended
	Apr. 09, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Number of shares distributed in spin-off (in shares)	488,200,000
Adjusted weighted average number of ordinary shares outstanding (in shares)		488,200,000	488,200,000	488,200,000	488,200,000
Antidilutive securities excluded from computation (in shares)		1,800,000		900,000